Equity - Issued Capital (Details) - Schedule of movements in ordinary share capital $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2022 AUD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 AUD ($) shares	Dec. 31, 2020 AUD ($) shares	Dec. 31, 2021 $ / shares
Equity - Issued Capital (Details) - Schedule of movements in ordinary share capital [Line Items]
Beginning Balance Shares (in Shares)		321,936,715	321,936,715	257,936,715
Ending Balance Shares (in Shares)		1,331,279,665	1,331,279,665	321,936,715	257,936,715
Issue of IPO shares (net of warrant fair value) Date	[1]	Aug. 29, 2022	Aug. 29, 2022
Issue of IPO shares (net of warrant fair value) share (in Shares)	[1]	885,592,950	885,592,950
Issue of IPO shares (net of warrant fair value) Issue price (in Dollars per share) | $ / shares	[1]		$ 0.015
Issue of IPO shares (net of warrant fair value) cost	[1]	$ 13,662,563	$ 9,281,632
Exercise of pre-funded warrants Date		Aug. 31, 2022	Aug. 31, 2022
Exercise of pre-funded warrants share (in Shares)		123,750,000	123,750,000
Exercise of pre-funded warrants Issue price (in Dollars per share) | $ / shares			$ 0.026
Exercise of pre-funded warrants costs		$ 4,085,533	$ 2,775,498
Placement Date	[2]			May 17, 2021
Placement Shares (in Shares)	[2]			64,000,000
Placement Issue price (in Dollars per share) | $ / shares	[2]					$ 0.06
Placement cost | $	[2]			$ 3,840,000
Capital raising costs		$ (2,615,470)	$ (1,776,814)	$ (220,659)
Bottom of range [member]
Equity - Issued Capital (Details) - Schedule of movements in ordinary share capital [Line Items]
Beginning Balance Date					Jan. 01, 2020
Beginning Balance Shares (in Shares)				257,936,715	257,936,715
Beginning Balance cost | $				$ 22,884,795	$ 22,884,795
Ending Balance Date					Dec. 31, 2020
Ending Balance Shares (in Shares)					257,936,715
Ending Balance cost | $					$ 22,884,795
Top of range [member]
Equity - Issued Capital (Details) - Schedule of movements in ordinary share capital [Line Items]
Beginning Balance Shares (in Shares)		321,936,715	321,936,715
Beginning Balance cost | $		$ 26,504,136
Ending Balance Date		Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Ending Balance Shares (in Shares)		1,331,279,665	1,331,279,665	321,936,715
Ending Balance cost		$ 41,636,762	$ 28,285,844	$ 26,504,136

[1]	On 24 August 2022, the Company issued 3,220,338 units to shareholders in the Company’s August 2022 Nasdaq listing & IPO. Each unit consists of a single ADS and single pre-funded warrant exercisable to a single ADS. The warrants have an exercise price of AUD$7.36 ($5.00), expire August 24, 2027.
[2]	On 15 July 2021, the Company issued 64,000,000 options to investors in the Company’s May 2021 capital raising. The options have an exercise price of AUD$0.09 ($0.07), expire July 15, 2023.